Geographic Information (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of geographical areas [line items]
Revenue from contracts with customers	$ 2,034,261	$ 2,368,085	$ 2,440,818
Non-current receivables from contracts with customers	1,634,729	1,964,969
UNITED KINGDOM
Disclosure of geographical areas [line items]
Revenue from contracts with customers	401,790	529,372	338,042
Non-current receivables from contracts with customers	63,738	32,342
SWEDEN
Disclosure of geographical areas [line items]
Revenue from contracts with customers	353,590	272,891	358,607
Non-current receivables from contracts with customers	1,015,649	1,305,295
UNITED STATES
Disclosure of geographical areas [line items]
Revenue from contracts with customers	219,888	388,080	515,711
Non-current receivables from contracts with customers	84,211	5,017
GERMANY
Disclosure of geographical areas [line items]
Revenue from contracts with customers	156,361	242,923	287,010
BELGIUM
Disclosure of geographical areas [line items]
Revenue from contracts with customers	123,254	111,829	88,823
NORWAY
Disclosure of geographical areas [line items]
Revenue from contracts with customers	112,958	92,688	231,310
NETHERLANDS
Disclosure of geographical areas [line items]
Revenue from contracts with customers	99,848	98,351	111,316
DENMARK
Disclosure of geographical areas [line items]
Revenue from contracts with customers	91,375	95,234	67,836
CANADA
Disclosure of geographical areas [line items]
Revenue from contracts with customers	77,023	129,209	84,220
CHINA
Disclosure of geographical areas [line items]
Revenue from contracts with customers	74,373	26,216	39,203
Non-current receivables from contracts with customers	417,070	549,531
AUSTRALIA
Disclosure of geographical areas [line items]
Revenue from contracts with customers	61,691	103,288	64,547
FINLAND
Disclosure of geographical areas [line items]
Revenue from contracts with customers	46,215	45,567	42,236
SWITZERLAND
Disclosure of geographical areas [line items]
Revenue from contracts with customers	43,259	42,611	37,855
AUSTRIA
Disclosure of geographical areas [line items]
Revenue from contracts with customers	35,583	33,898	27,604
KOREA, REPUBLIC OF
Disclosure of geographical areas [line items]
Revenue from contracts with customers	32,279	59,809	118,108
SPAIN
Disclosure of geographical areas [line items]
Revenue from contracts with customers	29,501	21,594	4,927
ITALY
Disclosure of geographical areas [line items]
Revenue from contracts with customers	16,988	35,244	1,067
Other Regions
Disclosure of geographical areas [line items]
Revenue from contracts with customers	58,285	39,281	$ 22,396
Non-current receivables from contracts with customers	$ 54,061	$ 72,784